LOANS - Consumer Troubled Debt Restructurings (Details) (Consumer, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Loans receivable
Period within which default occurred post-modification	1 year
Number of days past due, non-accrual status	60 days	60 days
Commercial market loans
Loans receivable
Number of days past due, non-accrual status	90 days	90 days
In North America Offices
Loans receivable
Number of loans modified	260,549	270,635
Post-modification recorded investment	3,951	5,958
Deferred principal	55	69
Contingent principal forgiveness	36	25
Principal forgiveness	31	250
Loans in default	1,085	2,013
In North America Offices | Residential first mortgages
Loans receivable
Number of loans modified	20,114	32,116
Post-modification recorded investment	2,478	4,160
Deferred principal	52	68
Contingent principal forgiveness	36	25
Principal forgiveness	16	158
Average interest rate reduction (as a percent)	1.00%	1.00%
Post-modification recorded investment for borrowers that have gone through Chapter 7 bankruptcy	322	502
Loans in default	715	1,532
In North America Offices | Residential first mortgages | New OCC guidance
Loans receivable
Post-modification recorded investment for borrowers that have gone through Chapter 7 bankruptcy	179	332
In North America Offices | Home equity loans
Loans receivable
Number of loans modified	7,444	12,774
Post-modification recorded investment	279	552
Deferred principal	3	1
Contingent principal forgiveness	0	0
Principal forgiveness	14	92
Average interest rate reduction (as a percent)	2.00%	1.00%
Post-modification recorded investment for borrowers that have gone through Chapter 7 bankruptcy	80	101
Loans in default	72	183
In North America Offices | Home equity loans | New OCC guidance
Loans receivable
Post-modification recorded investment for borrowers that have gone through Chapter 7 bankruptcy	69	85
In North America Offices | Credit cards
Loans receivable
Number of loans modified	185,962	172,211
Post-modification recorded investment	808	826
Deferred principal	0	0
Contingent principal forgiveness	0	0
Principal forgiveness	0	0
Average interest rate reduction (as a percent)	15.00%	14.00%
Loans in default	194	204
In North America Offices | Installment and other
Loans receivable
Number of loans modified	46,838	53,332
Post-modification recorded investment	351	381
Deferred principal	0	0
Contingent principal forgiveness	0	0
Principal forgiveness	0	0
Average interest rate reduction (as a percent)	7.00%	7.00%
Loans in default	95	91
In North America Offices | Commercial market loans
Loans receivable
Number of loans modified	191	202
Post-modification recorded investment	35	39
Deferred principal	0	0
Contingent principal forgiveness	0	0
Principal forgiveness	1	0
Average interest rate reduction (as a percent)	0.00%	0.00%
Loans in default	9	3
In offices outside North America
Loans receivable
Number of loans modified	204,254	228,459
Post-modification recorded investment	1,053	1,164
Deferred principal	0	2
Contingent principal forgiveness	0	0
Principal forgiveness	17	19
Loans in default	450	371
In offices outside North America | Residential first mortgages
Loans receivable
Number of loans modified	3,150	3,598
Post-modification recorded investment	103	159
Deferred principal	0	0
Contingent principal forgiveness	0	0
Principal forgiveness	1	2
Average interest rate reduction (as a percent)	1.00%	1.00%
Loans in default	24	54
In offices outside North America | Home equity loans
Loans receivable
Number of loans modified	67	68
Post-modification recorded investment	11	2
Deferred principal	0	0
Contingent principal forgiveness	0	0
Principal forgiveness	0	0
Average interest rate reduction (as a percent)	0.00%	0.00%
Loans in default	0	0
In offices outside North America | Credit cards
Loans receivable
Number of loans modified	139,128	165,350
Post-modification recorded investment	447	557
Deferred principal	0	0
Contingent principal forgiveness	0	0
Principal forgiveness	9	10
Average interest rate reduction (as a percent)	13.00%	13.00%
Loans in default	217	198
In offices outside North America | Installment and other
Loans receivable
Number of loans modified	61,563	59,030
Post-modification recorded investment	292	342
Deferred principal	0	0
Contingent principal forgiveness	0	0
Principal forgiveness	7	7
Average interest rate reduction (as a percent)	9.00%	7.00%
Loans in default	104	104
In offices outside North America | Commercial market loans
Loans receivable
Number of loans modified	346	413
Post-modification recorded investment	200	104
Deferred principal	0	2
Contingent principal forgiveness	0	0
Principal forgiveness	0	0
Average interest rate reduction (as a percent)	0.00%	0.00%
Loans in default	105	15